Financial income (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income	$ 605	$ 947	$ 725
Interest expense:
Interest expense	(22,003)	(24,950)	(26,077)
Commitment fees	(138)	(381)	(37)
Amortization of debt issuance cost and fair value of debt assumed	(2,289)	(2,361)	(700)
Total interest expense	(24,430)	(27,692)	(26,814)
Gain (loss) on debt extinguishment	0	1,030	0
Other items, net:
Foreign exchange gain (loss)	444	(396)	(193)
Bank charges, fees and other	(276)	(297)	(143)
Withholding tax on interest expense and other	(2,400)	(2,882)	(2,571)
Total other items, net	(2,232)	(3,575)	(2,907)
Total financial income (expense), net	(26,057)	$ (29,290)	$ (24,315)
Debt Instrument, Financial Covenants	$ 385,000